Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.72%
Aerospace & Defense-1.49%
Lockheed Martin Corp., 3.55%, 01/15/2026	$469,000	$476,432
Precision Castparts Corp., 3.25%, 06/15/2025(b)	460,000	462,171
		938,603
Air Freight & Logistics-0.74%
United Parcel Service, Inc., 3.90%, 04/01/2025	455,000	463,818
Banks-14.04%
Bank of America Corp., 4.20%, 08/26/2024	480,000	488,822
Citizens Bank N.A., 2.25%, 04/28/2025	445,000	427,927
Fifth Third Bancorp, 2.38%, 01/28/2025	500,000	484,960
Fifth Third Bank N.A., 3.95%, 07/28/2025	430,000	436,177
Huntington Bancshares, Inc., 2.63%, 08/06/2024	490,000	483,045
JPMorgan Chase & Co., 3.88%, 09/10/2024	480,000	487,106
KeyBank N.A., 3.30%, 06/01/2025	600,000	597,818
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	431,000	426,346
PNC Bank N.A.
2.50%, 08/27/2024	400,000	395,346
3.88%, 04/10/2025	400,000	402,434
Regions Financial Corp., 2.25%, 05/18/2025(b)	500,000	483,174
Truist Bank
2.15%, 12/06/2024	435,000	425,274
1.50%, 03/10/2025	450,000	429,956
Truist Financial Corp.
2.50%, 08/01/2024	495,000	489,889
4.00%, 05/01/2025	479,000	487,186
1.20%, 08/05/2025	517,000	481,875
U.S. Bancorp, 1.45%, 05/12/2025	511,000	485,003
U.S. Bank N.A., 2.05%, 01/21/2025(b)	440,000	427,611
Wells Fargo & Co., 3.00%, 04/22/2026	500,000	485,365
		8,825,314
Beverages-0.75%
PepsiCo, Inc., 2.25%, 03/19/2025	480,000	473,500
Biotechnology-1.48%
Biogen, Inc., 4.05%, 09/15/2025	460,000	463,458
Gilead Sciences, Inc., 3.65%, 03/01/2026	467,000	468,666
		932,124
Capital Markets-9.85%
Bank of New York Mellon Corp. (The), 1.60%, 04/24/2025	515,000	491,279
BlackRock, Inc., 1.90%, 01/28/2031	600,000	512,067
Cboe Global Markets, Inc., 3.65%, 01/12/2027	460,000	460,118
Charles Schwab Corp. (The), 2.45%, 03/03/2027	490,000	467,416
CME Group, Inc., 3.00%, 03/15/2025(b)	541,000	539,804
FMR LLC, 7.57%, 06/15/2029(c)	360,000	426,766
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	493,000	493,714
Moody’s Corp., 3.75%, 03/24/2025	465,000	469,324
Morgan Stanley
3.70%, 10/23/2024	480,000	486,329
3.88%, 01/27/2026	485,000	486,586
National Securities Clearing Corp., 1.50%, 04/23/2025(c)	425,000	404,997
	Principal Amount	Value
Capital Markets-(continued)
Northern Trust Corp., 4.00%, 05/10/2027	$450,000	$461,942
State Street Corp., 3.55%, 08/18/2025	481,000	486,423
		6,186,765
Chemicals-1.50%
Ecolab, Inc., 2.70%, 11/01/2026(b)	485,000	472,516
Linde, Inc., 3.20%, 01/30/2026	469,000	470,017
		942,533
Communications Equipment-0.74%
Cisco Systems, Inc., 2.50%, 09/20/2026	480,000	467,049
Consumer Finance-1.56%
American Express Co., 2.25%, 03/04/2025	505,000	492,666
Capital One Financial Corp., 3.30%, 10/30/2024	490,000	487,224
		979,890
Diversified Financial Services-3.71%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	468,000	467,786
ERAC USA Finance LLC, 3.80%, 11/01/2025(c)	465,000	465,573
MidAmerican Energy Co., 3.65%, 04/15/2029	472,000	467,522
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	479,000	468,897
Nuveen LLC, 4.00%, 11/01/2028(c)	464,000	464,019
		2,333,797
Electric Utilities-5.24%
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025(b)	459,000	469,806
Duke Energy Carolinas LLC, 3.95%, 11/15/2028	491,000	495,096
Entergy Arkansas LLC, 3.50%, 04/01/2026	472,000	471,173
Entergy Louisiana LLC, 0.95%, 10/01/2024(b)	495,000	468,946
Evergy, Inc., 2.45%, 09/15/2024	480,000	467,290
Southern California Edison Co., Series E, 3.70%, 08/01/2025	460,000	459,027
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	469,000	461,399
		3,292,737
Entertainment-0.74%
Activision Blizzard, Inc., 3.40%, 09/15/2026(b)	465,000	464,893
Equity REITs-1.47%
Public Storage, 1.50%, 11/09/2026(b)	502,000	460,993
Welltower, Inc., 4.00%, 06/01/2025	460,000	462,784
		923,777
Food & Staples Retailing-1.50%
Costco Wholesale Corp., 1.60%, 04/20/2030	550,000	473,518
Walmart, Inc., 1.80%, 09/22/2031(b)	540,000	470,434
		943,952
Food Products-1.49%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(b)	479,000	467,020
Mondelez International, Inc., 1.50%, 05/04/2025	495,000	470,129
		937,149
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Gas Utilities-1.49%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	$475,000	$465,465
Southern California Gas Co., 2.95%, 04/15/2027	485,000	469,643
		935,108
Health Care Equipment & Supplies-2.70%
Abbott Laboratories, 3.75%, 11/30/2026	454,000	463,504
Medtronic, Inc., 3.50%, 03/15/2025	753,000	763,603
Stryker Corp., 3.50%, 03/15/2026	470,000	470,459
		1,697,566
Health Care Providers & Services-2.26%
Ascension Health, Series B, 2.53%, 11/15/2029	499,000	451,579
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	561,000	500,557
UnitedHealth Group, Inc., 3.75%, 07/15/2025	461,000	469,775
		1,421,911
Hotels, Restaurants & Leisure-0.73%
Starbucks Corp., 3.80%, 08/15/2025	455,000	460,870
Household Products-0.74%
Procter & Gamble Co. (The), 3.00%, 03/25/2030	485,000	466,887
Independent Power and Renewable Electricity Producers-0.73%
NSTAR Electric Co., 3.20%, 05/15/2027	467,000	458,124
Industrial Conglomerates-1.50%
3M Co., 2.38%, 08/26/2029	510,000	468,033
Honeywell International, Inc., 2.50%, 11/01/2026(b)	486,000	471,315
		939,348
Insurance-12.03%
Allstate Corp. (The), 0.75%, 12/15/2025	512,000	466,333
American International Group, Inc., 2.50%, 06/30/2025	480,000	463,843
Athene Global Funding, 1.72%, 01/07/2025(c)	510,000	481,320
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	473,000	471,258
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(c)	561,000	498,244
F&G Global Funding, 0.90%, 09/20/2024(c)	560,000	523,486
GA Global Funding Trust, 1.63%, 01/15/2026(c)	510,000	465,042
Jackson National Life Global Funding, 1.75%, 01/12/2025(c)	450,000	428,434
MassMutual Global Funding II, 2.75%, 06/22/2024(c)	430,000	426,906
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(c)	570,000	561,828
New York Life Global Funding, 0.85%, 01/15/2026(c)	516,000	470,483
Northwestern Mutual Global Funding, 0.80%, 01/14/2026(c)	511,000	465,211
Nuveen Finance LLC, 4.13%, 11/01/2024(c)	464,000	469,675
Pacific Life Global Funding II, 1.38%, 04/14/2026(c)	520,000	474,545
Pricoa Global Funding I, 1.20%, 09/01/2026(c)	470,000	425,676
Principal Life Global Funding II, 3.00%, 04/18/2026(b)(c)	482,000	466,827
		7,559,111
Interactive Media & Services-0.75%
Alphabet, Inc., 1.10%, 08/15/2030	559,000	469,600
	Principal Amount	Value
Internet & Direct Marketing Retail-0.74%
Amazon.com, Inc., 3.15%, 08/22/2027	$472,000	$467,665
IT Services-1.49%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	463,000	468,614
Visa, Inc., 3.15%, 12/14/2025	464,000	465,131
		933,745
Life Sciences Tools & Services-0.76%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	500,000	479,188
Machinery-3.00%
Caterpillar Financial Services Corp., 3.40%, 05/13/2025(b)	480,000	483,864
Deere & Co., 2.75%, 04/15/2025	476,000	471,148
Illinois Tool Works, Inc., 2.65%, 11/15/2026	475,000	462,738
John Deere Capital Corp., 3.45%, 03/13/2025(b)	460,000	465,790
		1,883,540
Media-0.68%
Sky Ltd. (United Kingdom), 3.75%, 09/16/2024(c)	425,000	429,699
Multiline Retail-0.75%
Target Corp., 2.25%, 04/15/2025	480,000	470,188
Multi-Utilities-1.48%
Black Hills Corp., 1.04%, 08/23/2024(b)	494,000	466,594
Public Service Enterprise Group, Inc., 2.88%, 06/15/2024	470,000	465,632
		932,226
Oil, Gas & Consumable Fuels-4.46%
Chevron Corp., 1.55%, 05/11/2025	490,000	471,874
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(c)	465,000	460,096
Chevron USA, Inc., 0.69%, 08/12/2025	507,000	471,066
ConocoPhillips Co., 2.40%, 03/07/2025(b)	475,000	466,802
EOG Resources, Inc., 4.15%, 01/15/2026	453,000	463,991
Exxon Mobil Corp., 2.99%, 03/19/2025	470,000	470,161
		2,803,990
Paper & Forest Products-0.75%
Georgia-Pacific LLC, 3.60%, 03/01/2025(c)	470,000	471,764
Pharmaceuticals-3.73%
Bristol-Myers Squibb Co., 2.90%, 07/26/2024	470,000	471,120
Eli Lilly and Co., 3.38%, 03/15/2029(b)	470,000	466,578
Johnson & Johnson, 2.45%, 03/01/2026	478,000	469,787
Merck & Co., Inc., 2.75%, 02/10/2025	468,000	467,511
Pfizer, Inc., 3.00%, 12/15/2026(b)	470,000	466,544
		2,341,540
Road & Rail-0.74%
Burlington Northern Santa Fe LLC, 3.40%, 09/01/2024(b)	460,000	463,920
Semiconductors & Semiconductor Equipment-4.46%
Applied Materials, Inc., 3.30%, 04/01/2027	470,000	470,123
Intel Corp., 3.70%, 07/29/2025	457,000	464,548
KLA Corp., 4.65%, 11/01/2024	455,000	469,424
QUALCOMM, Inc., 3.25%, 05/20/2027(b)	465,000	462,668

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Texas Instruments, Inc., 1.38%, 03/12/2025	$492,000	$470,067
Xilinx, Inc., 2.95%, 06/01/2024	464,000	462,719
		2,799,549
Software-2.23%
Microsoft Corp., 2.40%, 08/08/2026	480,000	470,847
Oracle Corp., 2.50%, 04/01/2025	484,000	466,024
salesforce.com, inc., 3.70%, 04/11/2028	460,000	465,109
		1,401,980
Specialty Retail-1.49%
Ross Stores, Inc., 4.60%, 04/15/2025	454,000	464,912
TJX Cos., Inc. (The), 2.25%, 09/15/2026	490,000	468,054
		932,966
Technology Hardware, Storage & Peripherals-1.49%
Apple, Inc., 3.25%, 02/23/2026	465,000	468,252
NetApp, Inc., 1.88%, 06/22/2025	490,000	464,668
		932,920
Textiles, Apparel & Luxury Goods-1.49%
NIKE, Inc., 2.85%, 03/27/2030	495,000	467,105
VF Corp., 2.40%, 04/23/2025	480,000	467,243
		934,348
Tobacco-0.75%
Philip Morris International, Inc., 3.25%, 11/10/2024	470,000	472,403
Total U.S. Dollar Denominated Bonds & Notes (Cost $66,389,105)		62,666,057
	Shares	Value
Money Market Funds-1.84%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $1,155,050)	1,155,050	$1,155,050
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.56% (Cost $67,544,155)		63,821,107
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.22%
Invesco Private Government Fund, 0.74%(d)(e)(f)	2,116,409	2,116,409
Invesco Private Prime Fund, 0.87%(d)(e)(f)	4,937,794	4,938,288
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,054,218)		7,054,697
TOTAL INVESTMENTS IN SECURITIES-112.78% (Cost $74,598,373)		70,875,804
OTHER ASSETS LESS LIABILITIES-(12.78)%		(8,033,913)
NET ASSETS-100.00%		$62,841,891

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $9,280,591, which represented 14.77% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,647,212	$6,740,450	$(7,232,612)	$-	$-	$1,155,050	$607
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,596,333	16,599,151	(16,079,075)	-	-	2,116,409	2,926*
Invesco Private Prime Fund	3,724,778	35,957,153	(34,740,834)	479	(3,288)	4,938,288	9,682*
Total	$6,968,323	$59,296,754	$(58,052,521)	$479	$(3,288)	$8,209,747	$13,215

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Investment Grade Value ETF (IIGV)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.13%
Aerospace & Defense-2.24%
General Dynamics Corp., 3.75%, 05/15/2028	$175,000	$175,508
L3Harris Technologies, Inc., 4.40%, 06/15/2028	175,000	175,847
Raytheon Technologies Corp., 4.13%, 11/16/2028	175,000	177,307
Textron, Inc., 3.00%, 06/01/2030(b)	185,000	165,882
		694,544
Air Freight & Logistics-0.54%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	170,000	167,021
Airlines-0.56%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(c)	175,000	174,957
Auto Components-0.55%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/2032(b)	195,000	172,210
Banks-2.45%
Citigroup, Inc., 4.45%, 09/29/2027	175,000	175,794
PNC Bank N.A., 4.05%, 07/26/2028	250,000	248,866
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	180,000	160,800
Wells Fargo & Co., 3.00%, 04/22/2026	180,000	174,731
		760,191
Beverages-1.04%
Constellation Brands, Inc., 2.25%, 08/01/2031	210,000	176,467
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028(b)	145,000	148,056
		324,523
Biotechnology-1.14%
Gilead Sciences, Inc., 3.65%, 03/01/2026	174,000	174,621
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	215,000	178,198
		352,819
Building Products-1.66%
Carlisle Cos., Inc., 2.75%, 03/01/2030	195,000	172,716
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	191,000	170,880
Masco Corp., 1.50%, 02/15/2028(b)	200,000	172,806
		516,402
Capital Markets-6.03%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(c)	173,000	176,589
Ares Capital Corp., 4.25%, 03/01/2025	170,000	167,083
BlackRock, Inc., 1.90%, 01/28/2031	205,000	174,956
FMR LLC, 7.57%, 06/15/2029(c)	100,000	118,546
Franklin Resources, Inc., 1.60%, 10/30/2030	215,000	174,353
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	175,000	164,734
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(c)	190,000	182,664
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(c)	130,000	131,721
Morgan Stanley
3.88%, 01/27/2026	160,000	160,523
7.25%, 04/01/2032	135,000	165,674
National Securities Clearing Corp., 1.50%, 04/23/2025(c)	270,000	257,292
		1,874,135
	Principal Amount	Value
Chemicals-2.14%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030(b)	$200,000	$176,233
Albemarle Corp., 4.65%, 06/01/2027	130,000	131,054
International Flavors & Fragrances, Inc., 2.30%, 11/01/2030(c)	215,000	182,904
PPG Industries, Inc., 3.75%, 03/15/2028	175,000	176,113
		666,304
Communications Equipment-0.50%
Cisco Systems, Inc., 2.50%, 09/20/2026	160,000	155,683
Construction Materials-1.72%
Eagle Materials, Inc., 2.50%, 07/01/2031	220,000	183,006
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	210,000	177,235
Vulcan Materials Co., 3.50%, 06/01/2030	185,000	173,709
		533,950
Containers & Packaging-1.43%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	175,000	148,879
Sonoco Products Co., 3.13%, 05/01/2030(b)	190,000	171,918
WRKCo, Inc., 4.90%, 03/15/2029(b)	120,000	123,579
		444,376
Diversified Financial Services-3.44%
Blackstone Holdings Finance Co. LLC, 2.00%, 01/30/2032(c)	230,000	188,879
Block Financial LLC, 3.88%, 08/15/2030	190,000	176,756
Blue Owl Finance LLC, 3.13%, 06/10/2031(c)	190,000	151,595
MidAmerican Energy Co., 3.65%, 04/15/2029	180,000	178,292
Nuveen LLC, 4.00%, 11/01/2028(c)	175,000	175,007
Pine Street Trust I, 4.57%, 02/15/2029(c)	200,000	198,768
		1,069,297
Diversified Telecommunication Services-0.94%
AT&T, Inc., 4.30%, 02/15/2030	135,000	136,383
Verizon Communications, Inc., 2.36%, 03/15/2032	180,000	154,494
		290,877
Electric Utilities-7.38%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	205,000	174,513
Alabama Power Co., 3.05%, 03/15/2032	165,000	152,873
American Electric Power Co., Inc., Series J, 4.30%, 12/01/2028	175,000	175,156
American Transmission Systems, Inc., 2.65%, 01/15/2032(c)	200,000	174,463
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	160,000	139,880
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	200,000	175,490
Duke Energy Progress LLC, 2.00%, 08/15/2031	180,000	153,005
Entergy Texas, Inc., 1.75%, 03/15/2031	215,000	178,552
Exelon Corp., 4.05%, 04/15/2030	180,000	176,744
Florida Power & Light Co., 2.45%, 02/03/2032	195,000	174,170
Georgia Power Co., 4.70%, 05/15/2032	160,000	164,178
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	175,000	173,294
Progress Energy, Inc., 7.75%, 03/01/2031	125,000	151,375
Southern California Edison Co., Series E, 3.70%, 08/01/2025	130,000	129,725
		2,293,418
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Electrical Equipment-0.55%
Emerson Electric Co., 2.00%, 12/21/2028	$190,000	$171,366
Electronic Equipment, Instruments & Components-0.57%
Tyco Electronics Group S.A. (Switzerland), 2.50%, 02/04/2032	200,000	178,113
Energy Equipment & Services-1.66%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	180,000	174,738
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	169,000	165,431
Schlumberger Investment S.A., 2.65%, 06/26/2030(b)	195,000	176,879
		517,048
Entertainment-0.56%
Walt Disney Co. (The), 2.65%, 01/13/2031	190,000	172,318
Equity REITs-7.74%
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(c)	150,000	180,043
American Tower Corp., 3.80%, 08/15/2029	205,000	193,579
Boston Properties L.P., 3.25%, 01/30/2031	190,000	170,522
Camden Property Trust, 2.80%, 05/15/2030	190,000	173,254
Crown Castle International Corp., 2.25%, 01/15/2031	210,000	176,143
Equinix, Inc., 3.20%, 11/18/2029(b)	190,000	174,409
ERP Operating L.P., 3.00%, 07/01/2029	185,000	173,636
Extra Space Storage L.P., 2.35%, 03/15/2032	215,000	176,968
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	215,000	174,065
Prologis L.P., 2.25%, 04/15/2030	193,000	170,615
Realty Income Corp., 3.25%, 01/15/2031	186,000	174,569
Regency Centers L.P., 3.70%, 06/15/2030	130,000	122,222
Simon Property Group L.P., 2.45%, 09/13/2029	196,000	172,904
Sun Communities Operating L.P., 2.70%, 07/15/2031	205,000	173,725
		2,406,654
Food & Staples Retailing-1.13%
Costco Wholesale Corp., 1.60%, 04/20/2030	205,000	176,493
Mars, Inc., 3.20%, 04/01/2030(c)	185,000	175,626
		352,119
Food Products-2.08%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	200,000	172,737
Campbell Soup Co., 4.15%, 03/15/2028	125,000	125,071
Hormel Foods Corp., 1.80%, 06/11/2030(b)	205,000	174,490
Ingredion, Inc., 2.90%, 06/01/2030	195,000	174,399
		646,697
Gas Utilities-2.17%
Atmos Energy Corp., 1.50%, 01/15/2031	215,000	176,375
Florida Gas Transmission Co. LLC, 2.30%, 10/01/2031(c)	185,000	155,390
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	177,000	168,461
Southwest Gas Corp., 4.05%, 03/15/2032	185,000	174,950
		675,176
Health Care Equipment & Supplies-2.11%
Baxter International, Inc., 2.54%, 02/01/2032(c)	180,000	155,720
Boston Scientific Corp., 2.65%, 06/01/2030	200,000	179,581
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030(b)	$170,000	$148,264
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	200,000	172,633
		656,198
Health Care Providers & Services-3.35%
Ascension Health, Series B, 2.53%, 11/15/2029	180,000	162,894
CommonSpirit Health, 3.35%, 10/01/2029	190,000	176,452
Health Care Service Corp., 2.20%, 06/01/2030(c)	200,000	174,145
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	195,000	173,990
Quest Diagnostics, Inc., 2.95%, 06/30/2030	195,000	176,100
Sutter Health, Series 20-A, 2.29%, 08/15/2030	205,000	176,854
		1,040,435
Hotels, Restaurants & Leisure-0.98%
Booking Holdings, Inc., 4.63%, 04/13/2030	170,000	175,856
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	150,000	129,989
		305,845
Household Durables-0.55%
NVR, Inc., 3.00%, 05/15/2030	190,000	170,722
Household Products-0.57%
Procter & Gamble Co. (The), 3.00%, 03/25/2030	185,000	178,091
Industrial Conglomerates-1.14%
3M Co., 2.38%, 08/26/2029	195,000	178,954
General Electric Co., 6.75%, 03/15/2032	150,000	174,428
		353,382
Insurance-10.96%
Athene Global Funding, 1.72%, 01/07/2025(c)	175,000	165,159
Athene Holding Ltd., 4.13%, 01/12/2028	176,000	170,549
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	195,000	179,379
Corebridge Financial, Inc., 3.90%, 04/05/2032(c)	185,000	176,022
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(c)	225,000	199,831
F&G Global Funding, 0.90%, 09/20/2024(c)	190,000	177,611
Fidelity National Financial, Inc., 3.40%, 06/15/2030	190,000	172,768
First American Financial Corp., 2.40%, 08/15/2031	210,000	170,337
Five Corners Funding Trust II, 2.85%, 05/15/2030(c)	200,000	178,624
GA Global Funding Trust, 1.63%, 01/15/2026(c)	190,000	173,251
Global Atlantic Fin Co., 3.13%, 06/15/2031(c)	185,000	156,827
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	153,000	155,825
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(c)	150,000	147,849
New York Life Global Funding, 0.85%, 01/15/2026(c)	185,000	168,681
Northwestern Mutual Global Funding, 0.80%, 01/14/2026(c)	140,000	127,455
Pacific Life Global Funding II, 1.38%, 04/14/2026(c)	195,000	177,954
Primerica, Inc., 2.80%, 11/19/2031	210,000	182,612

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Principal Financial Group, Inc., 2.13%, 06/15/2030	$205,000	$174,423
Sammons Financial Group, Inc., 3.35%, 04/16/2031(c)	200,000	172,837
Trustage Financial Group, Inc., 4.63%, 04/15/2032(c)	185,000	178,466
		3,406,460
Interactive Media & Services-0.41%
Alphabet, Inc., 1.10%, 08/15/2030	150,000	126,011
IT Services-5.33%
Amdocs Ltd., 2.54%, 06/15/2030	200,000	172,113
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	205,000	177,075
DXC Technology Co., 1.80%, 09/15/2026	195,000	174,889
Fiserv, Inc., 3.50%, 07/01/2029	185,000	173,311
International Business Machines Corp., 3.50%, 05/15/2029	140,000	135,354
Kyndryl Holdings, Inc., 2.05%, 10/15/2026(c)	200,000	174,942
Mastercard, Inc., 3.35%, 03/26/2030	130,000	126,814
PayPal Holdings, Inc., 2.85%, 10/01/2029(b)	195,000	180,177
VeriSign, Inc., 2.70%, 06/15/2031(b)	200,000	167,421
Visa, Inc., 3.15%, 12/14/2025	175,000	175,427
		1,657,523
Leisure Products-0.55%
Hasbro, Inc., 3.90%, 11/19/2029	180,000	172,308
Life Sciences Tools & Services-1.70%
Agilent Technologies, Inc., 2.30%, 03/12/2031	205,000	173,121
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	195,000	178,654
PerkinElmer, Inc., 3.30%, 09/15/2029	191,000	175,210
		526,985
Machinery-1.72%
Cargill, Inc., 2.13%, 11/10/2031(c)	205,000	176,981
Cummins, Inc., 1.50%, 09/01/2030	215,000	177,963
Stanley Black & Decker, Inc., 2.30%, 03/15/2030	205,000	180,306
		535,250
Media-1.08%
Paramount Global
7.88%, 07/30/2030	140,000	166,717
4.95%, 01/15/2031	170,000	170,301
		337,018
Multi-Utilities-1.69%
Ameren Corp., 3.50%, 01/15/2031	185,000	173,493
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	185,000	173,536
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	210,000	176,893
		523,922
Oil, Gas & Consumable Fuels-5.89%
Cameron LNG LLC, 2.90%, 07/15/2031(c)	190,000	172,445
Colonial Enterprises, Inc., 3.25%, 05/15/2030(c)	187,000	175,026
Devon Energy Corp., 7.88%, 09/30/2031	140,000	172,418
Exxon Mobil Corp., 2.99%, 03/19/2025	130,000	130,044
Kinder Morgan, Inc., 7.75%, 01/15/2032	150,000	179,972
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029(c)	180,000	173,639
ONEOK, Inc., 4.55%, 07/15/2028	175,000	174,374
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Phillips 66, 2.15%, 12/15/2030(b)	$205,000	$173,670
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/2030(c)	145,000	129,753
Valero Energy Corp., 4.00%, 04/01/2029	180,000	176,143
Williams Cos., Inc. (The), 2.60%, 03/15/2031	200,000	173,513
		1,830,997
Paper & Forest Products-0.57%
Georgia-Pacific LLC, 2.30%, 04/30/2030(c)	200,000	178,192
Pharmaceuticals-0.40%
Eli Lilly and Co., 3.38%, 03/15/2029(b)	125,000	124,090
Professional Services-0.55%
Equifax, Inc., 2.35%, 09/15/2031	205,000	171,071
Road & Rail-0.57%
Union Pacific Corp., 2.80%, 02/14/2032(b)	195,000	177,701
Semiconductors & Semiconductor Equipment-1.57%
Analog Devices, Inc., 2.10%, 10/01/2031(b)	205,000	179,552
Lam Research Corp., 4.00%, 03/15/2029	176,000	177,015
NVIDIA Corp., 2.85%, 04/01/2030	140,000	131,498
		488,065
Software-2.24%
Adobe, Inc., 2.30%, 02/01/2030	205,000	184,617
Autodesk, Inc., 2.40%, 12/15/2031(b)	215,000	183,882
ServiceNow, Inc., 1.40%, 09/01/2030	190,000	154,150
Workday, Inc., 3.80%, 04/01/2032(b)	185,000	174,778
		697,427
Specialty Retail-2.71%
Best Buy Co., Inc., 1.95%, 10/01/2030	205,000	167,874
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	170,000	173,570
6.20%, 07/15/2030	165,000	176,843
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032(b)	180,000	149,751
Tractor Supply Co., 1.75%, 11/01/2030	215,000	173,626
		841,664
Textiles, Apparel & Luxury Goods-1.15%
NIKE, Inc., 2.85%, 03/27/2030	195,000	184,011
Ralph Lauren Corp., 2.95%, 06/15/2030(b)	190,000	172,338
		356,349
Tobacco-0.56%
Altria Group, Inc., 4.80%, 02/14/2029	173,000	173,100
Trading Companies & Distributors-0.56%
Air Lease Corp., 2.88%, 01/15/2026	185,000	174,355
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $34,099,930)		30,813,359
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.44%
Invesco Private Government Fund, 0.74%(d)(e)(f)	1,066,264	1,066,264

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(d)(e)(f)	2,487,701	$2,487,949
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,554,016)		3,554,213
TOTAL INVESTMENTS IN SECURITIES-110.57% (Cost $37,653,946)		34,367,572
OTHER ASSETS LESS LIABILITIES-(10.57)%		(3,284,996)
NET ASSETS-100.00%		$31,082,576

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $6,674,579, which represented 21.47% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$427,245	$2,163,225	$(2,590,470)	$-	$-	$-	$71
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,248,805	9,027,862	(9,210,403)	-	-	1,066,264	1,335*
Invesco Private Prime Fund	2,913,879	18,476,351	(18,900,253)	197	(2,225)	2,487,949	4,561*
Total	$4,589,929	$29,667,438	$(30,701,126)	$197	$(2,225)	$3,554,213	$5,967

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022, for Investment Grade Defensive ETF. As of May 31, 2022, all of the securities in Investment Grade Value ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Investment Grade Defensive ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$62,666,057	$-	$62,666,057
Money Market Funds	1,155,050	7,054,697	-	8,209,747
Total Investments	$1,155,050	$69,720,754	$-	$70,875,804